Share capital - Summary of Accumulated other comprehensive income (loss) (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Accumulated other comprehensive income	$ 21	$ (95)	$ (80)
Unrealized losses on FVOCI financial assets, net of tax
Accumulated other comprehensive income	(12)	$ (95)	$ (80)
Cumulative exchange difference on translation of foreign operations
Accumulated other comprehensive income	$ 33